FEDERAL HOME LOAN BANK ADVANCES	12 Months Ended
Sep. 30, 2013
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
FEDERAL HOME LOAN BANK ADVANCES

NOTE 9 - FEDERAL HOME LOAN BANK ADVANCES

At September 30, 2013 and 2012, advances from the Federal Home Loan Bank were as follows (in thousands):

	September 30,
	2013	2012

Maturities February 2016 through June 2024, fixed rate at rates from 2.16% to 6.70%, weighted average rate of 2.94% at September 30, 2013 and 2.95% September 30, 2012	$13,230	$17,672

Rates on advances were as follows (in thousands):

	September 30,
	2013	2012

1.75% - 2.75%	$6,660	$8,868
2.76% - 3.75%	5,216	6,899
3.76% - 4.75%	1,276	1,788
4.76% - 5.75%	-	-
5.76% - 6.75%	78	117
	$13,230	$17,672

Each advance is payable at its maturity date, with a prepayment penalty for fixed rate advances. The advances were collateralized by all of the Association's one to four family first mortgage loans under a blanket lien arrangement at year-end 2013 and 2012 and the Association's FHLB stock. Based on this collateral and the Association's holdings of FHLB stock, the Association is eligible to borrow up to a total of $60,854,000 at year-end 2013.

Payments contractually required over the next five years are as follows (in thousands):

		September 30,
	2014	$3,796
	2015	2,948
	2016	2,385
	2017	1,908
	2018	1,505
	Thereafter	688
Total		$13,230